TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Value added tax rate	13.00%	16.00%
Global Intangible Low Taxed Income	$ 152,829
UNITED STATES
Operating Loss Carryforwards [Line Items]
Effective income tax rate	21.00%	10.50%
Net operating loss carryforwards			$ 99,817
HONG KONG
Operating Loss Carryforwards [Line Items]
Effective income tax rate	8.25%
PRC Enterprise Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate	25.00%